SEGMENT DATA (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

Summarized financial information for the Company’s reportable business segments is provided for the indicated periods and as of September 30, 2024, and 2023:

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
Net Revenues:
Video Solutions	$1,196,362	$1,797,348	$4,500,325	$5,596,300
Revenue Cycle Management	1,601,792	1,636,543	4,600,745	5,142,904
Entertainment	1,253,557	2,903,808	6,096,227	11,575,315
Total Net Revenues	$4,051,711	$6,337,699	$15,197,297	$22,314,519

Gross Profit:
Video Solutions	$769,063	$426,795	$1,622,558	$1,740,397
Revenue Cycle Management	666,723	625,114	1,731,860	2,203,220
Entertainment	304,188	174,240	149,386	1,564,361
Total Gross Profit	$1,739,974	$1,226,149	$3,503,804	$5,507,978

Operating Income (loss):
Video Solutions	$(89,055)	$(1,311,143)	$(1,909,246)	$(4,639,316)
Revenue Cycle Management	(4,085,224)	43,202	(3,955,761)	299,010
Entertainment	(1,516,934)	(1,256,681)	(3,987,415)	(2,818,617)
Corporate	(1,691,086)	(2,623,421)	(5,083,070)	(9,102,631)
Total Operating Income (Loss)	$(7,382,299)	$(5,148,043)	$(14,935,492)	$(16,261,554)

Depreciation and Amortization:
Video Solutions	$133,246	$219,955	$520,970	$629,677
Revenue Cycle Management	26,735	26,328	80,164	69,066
Entertainment	339,265	319,302	977,112	957,884
Total Depreciation and Amortization	$499,246	$565,585	$1,578,246	$1,656,627

	September 30, 2024	December 31, 2023
Assets (net of eliminations):
Video Solutions	$16,876,673	$26,396,559
Revenue Cycle Management	1,969,225	2,260,376
Entertainment	6,037,666	6,324,211
Corporate	7,379,605	12,047,663
Total Identifiable Assets	$32,263,169	$47,028,809

Summarized financial information for the Company’s reportable business segments is provided for the years ended December 31, 2023, and 2022:

	Years Ended December 31,
	2023	2022
Net Revenues:
Video Solutions	$7,471,285	$8,252,288
Revenue Cycle Management	6,713,678	7,886,107
Entertainment	14,063,381	20,871,500
Total Net Revenues	$28,248,344	$37,009,895

Gross Profit (loss):
Video Solutions	$1,290,509	$(1,250,277)
Revenue Cycle Management	2,772,271	3,303,477
Entertainment	1,699,704	268,741
Total Gross Profit	$5,762,484	$2,321,941

Operating Income (loss):
Video Solutions	$(7,135,584)	$(9,278,721)
Revenue Cycle Management	292,543	357,705
Entertainment	(3,646,770)	(7,369,241)
Corporate	(11,750,742)	(13,443,001)
Total Operating Income (Loss)	$(22,240,553)	$(29,733,258)

Depreciation and Amortization:
Video Solutions	$836,699	$769,228
Revenue Cycle Management	104,352	128,082
Entertainment	1,277,186	1,279,369
Total Depreciation and Amortization	$2,218,237	$2,176,679

Assets (net of eliminations):
Video Solutions	$26,396,559	$28,509,706
Revenue Cycle Management	2,260,376	2,201,570
Entertainment	6,324,211	11,190,491
Corporate	12,047,663	14,766,295
Total Identifiable Assets	$47,028,809	$56,668,062